SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 274	$ 34	$ 298	$ 74	$ 491	[1]	$ 309	[1]	$ 391	[1]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					418		142		300
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					41		33		24
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									7
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					5		67		12
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 27		$ 67		$ 48

[1]	As for revenues related to transaction with the Parent Company – see Note 11